FINANCIAL INSTRUMENTS (Details) (Cash Flow Hedging, USD $) In Millions, unless otherwise specified	12 Months Ended
Jan. 03, 2015
Financial Instruments
Cash flow net gain to be reclassified within the next 12 months	$ 2.0
Foreign exchange contracts
Financial Instruments
Notional amount	1,400.0
Commodity contracts
Financial Instruments
Notional amount	$ 5.5